Consolidated Statements of Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues		$ 632,000	$ (1,551,000)
Expenses
Research and development expenses	$ (21,770,000)	(21,448,000)	(22,547,000)
Administrative expenses	(29,656,000)	(28,160,000)	(28,980,000)
Impairment of goodwill	0	(23,041,000)	0
Total Expenses	(51,426,000)	(72,649,000)	(51,527,000)
Loss from operations	(51,426,000)	(72,017,000)	(53,078,000)
Interest income	7,486,000	9,294,000	4,954,000
Other expenses, net	(4,718,000)	(8,090,000)	(28,269,000)
Equity in loss of affiliates	(1,038,000)	(11,404,000)	(64,707,000)
Loss from continuing operations before income tax expense	(49,696,000)	(82,217,000)	(141,100,000)
Income tax expense	0	0	(103,000)
Loss from continuing operations	(49,696,000)	(82,217,000)	(141,203,000)
Discontinued operations:
Loss from operations of discontinued operations	(6,898,000)	(125,512,000)	(229,850,000)
Gain on sale of discontinued operations	34,364,000
Gain (loss) from discontinued operations	27,466,000	(125,512,000)	(229,850,000)
Net Loss	(22,230,000)	(207,729,000)	(371,053,000)
Other comprehensive income (loss):
Unrealized loss on available-for-sale debt securities, net	(8,168,000)
Foreign currency translation adjustments, net of tax	1,781,000	5,605,000	5,587,000
Total comprehensive loss	$ (28,617,000)	$ (202,124,000)	$ (365,466,000)
Weighted-average number of ordinary shares used in calculating net loss per share - basic	186,728,372	191,423,850	189,787,292
Weighted-average number of ordinary shares used in calculating net loss per share - diluted	186,728,372	191,423,850	189,787,292
Net loss from continuing operations per share - basic	$ (0.27)	$ (0.43)	$ (0.74)
Net loss from continuing operations per share - diluted	(0.27)	(0.43)	(0.74)
Net gain (loss) from discontinued operations per share - basic	0.15	(0.66)	(1.22)
Net gain (loss) from discontinued operations per share - diluted	0.15	(0.66)	(1.22)
Net loss per share - basic	(0.12)	(1.09)	(1.96)
Net loss per share - diluted	(0.12)	(1.09)	(1.96)
ADS
Other comprehensive income (loss):
Net loss from continuing operations per share - basic	(0.61)	(0.99)	(1.71)
Net loss from continuing operations per share - diluted	(0.61)	(0.99)	(1.71)
Net gain (loss) from discontinued operations per share - basic	0.34	(1.51)	(2.79)
Net gain (loss) from discontinued operations per share - diluted	0.34	(1.51)	(2.79)
Net loss per share - basic	(0.27)	(2.5)	(4.5)
Net loss per share - diluted	$ (0.27)	$ (2.5)	$ (4.5)
Licensing and collaboration revenue
Revenues
Revenues		$ 632,000	$ (1,551,000)